Goodwill and Mortgage Servicing Rights (Mortgage Servicing Rights) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Servicing Asset at Fair Value, Amount [Roll Forward]
Mortgage servicing rights, beginning balance	$ 1,983
Mortgage servicing rights, ending balance	1,644	$ 1,983
Mortgage Servicing Rights | Residential Mortgages
Servicing Asset at Fair Value, Amount [Roll Forward]
Mortgage servicing rights, beginning balance	1,257	1,164	$ 1,182
Mortgage servicing rights, ending balance	995	1,257	1,164
Unpaid principal balance of loans serviced for others at end of period	120,464	125,388	126,769
Servicing Advances	111	156	201
Mortgage Servicing Rights | Residential Mortgages | Time and Payoffs
Servicing Asset at Fair Value, Amount [Roll Forward]
Changes in Fair Value	(162)	(170)	(175)
Mortgage Servicing Rights | Residential Mortgages | Other
Servicing Asset at Fair Value, Amount [Roll Forward]
Changes in Fair Value	(250)	90	(83)
Mortgage Servicing Rights | Residential Mortgages | From loans sold with servicing retained
Servicing Asset at Fair Value, Amount [Roll Forward]
Additions	36	44	55
Mortgage Servicing Rights | Residential Mortgages | Purchases
Servicing Asset at Fair Value, Amount [Roll Forward]
Additions	114	129	185
Mortgage Servicing Rights | Commercial Real Estate
Servicing Asset at Fair Value, Amount [Roll Forward]
Mortgage servicing rights, beginning balance	726	668	576
Mortgage servicing rights, ending balance	649	726	668
Unpaid principal balance of loans serviced for others at end of period	216,992	180,496	162,182
Servicing Advances	157	220	217
Mortgage Servicing Rights | Commercial Real Estate | Time and Payoffs
Servicing Asset at Fair Value, Amount [Roll Forward]
Changes in Fair Value	(146)	(143)	(111)
Mortgage Servicing Rights | Commercial Real Estate | Other
Servicing Asset at Fair Value, Amount [Roll Forward]
Changes in Fair Value	(87)	51	46
Mortgage Servicing Rights | Commercial Real Estate | From loans sold with servicing retained
Servicing Asset at Fair Value, Amount [Roll Forward]
Additions	53	57	88
Mortgage Servicing Rights | Commercial Real Estate | Purchases
Servicing Asset at Fair Value, Amount [Roll Forward]
Additions	$ 103	$ 93	$ 69